Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Principal Accounting Policies
Schedule of maximum exposure to loss associated with non-consolidated VIE

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Amounts due from related parties	12,064,450	136,028	19,784
Investments	36,150,192	37,183,493	5,417,807
Maximum exposure to loss in non-consolidated VIEs	48,214,642	37,319,521	5,437,591

Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Cash and cash equivalents	690,746,313	524,988,367	76,356,391
Restricted cash	—	4,000,000	581,776
Short-term investments	8,403,612	4,723,612	687,021
Accounts receivable	21,518,406	1,385,145	201,461
Other receivables	5,347,169	9,393,606	1,366,243
Amounts due from related parties , net of allowance for doubtful accounts of RMB940,333 and RMB33,684,333 as of December 31, 2017 and 2018, respectively	111,677,886	62,802,168	9,134,196
Other current assets	4,530,389	4,144,131	602,739
Long-term investments	50,450,000	48,950,000	7,119,482
Investment in affiliates	146,335,509	46,276,520	6,730,641
Property and equipment, net	5,789,030	1,610,045	234,171
Intangible assets, net	24,125,958	24,460,706	3,557,662
Other non-current assets	7,644,721	1,070,978	155,767
Deferred tax assets	62,207,252	66,400,516	9,657,555
Total assets	1,138,776,245	800,205,794	116,385,105

Accrued payroll and welfare expenses	17,211,922	37,608,320	5,469,903
Income tax payable	11,589,669	34,282,285	4,986,152
Other tax payable	13,137,192	12,123,866	1,763,343
Amounts due to related parties-current	2,000,000	11,082,834	1,611,931
Deferred revenue — current from related parties	152,688,070	100,033,490	14,549,268
Deferred revenue — current	16,639,706	5,406,737	786,377
Other current liabilities	6,467,967	12,882,315	1,873,655
Deferred revenue — non-current from related parties	58,319,769	20,766,792	3,020,405
Deferred revenue — non-current	5,426,548	1,849,843	269,049
Total liabilities	283,480,843	236,036,482	34,330,083

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Net revenues	732,980,901	627,016,422	415,535,786	60,437,173
Third party	98,500,261	108,640,382	57,530,741	8,367,499
Related party	634,480,640	518,376,040	358,005,045	52,069,674
Operating cost and expenses	403,582,170	405,103,864	641,467,372	93,297,560
Net income (loss) attributable to Jupai shareholders	131,718,076	224,603,316	(406,544,377)	(59,129,427)
Cash flows generated from (used in) operating activities:	277,276,364	174,718,889	(144,046,084)	(20,950,634)
Cash flows generated from (used in) investing activities:	15,580,919	(58,426,145)	(17,511,862)	(2,546,995)
Cash flows generated from (used in) financing activities:	775,000	(16,152,503)	(200,000)	(29,089)

Schedule of changes in group's ownership interest

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Net income (loss) attributable to Jupai shareholders	207,583,868	409,492,179	(387,744,018)	(56,395,029)
Transfers from the noncontrolling interest
Increase in Jupai's paid-in-capital for purchase shares of UP Capital Asset Management Ltd.	—	1,411,129	—	—
Increase in Jupai's paid-in-capital for purchase of shares of Jupeng	—	13,305,431	—	—
Net transfers from noncontrolling interest	—	14,716,560	—	—
Change from net income (loss) attributable to Jupai and transfers from noncontrolling interest	207,583,868	424,208,739	(387,744,018)	(56,395,029)

Schedule of estimated useful lives of property and equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor vehicles	5 years

Schedule of disaggregation of revenue

	Year Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
One-time commissions	635,273,151	1,042,685,658	739,894,527	107,613,195
Related party	424,823,991	739,901,443	524,315,293	76,258,496
Third party	210,449,160	302,784,215	215,579,234	31,354,699
Recurring management fee	261,480,460	365,045,532	436,947,202	63,551,335
Related party	261,480,460	365,045,532	436,947,202	63,551,335
Third party	—	—	—	—
Recurring service fees	123,582,471	105,403,427	64,555,866	9,389,261
Related party	12,810,384	10,081,396	1,256,411	182,737
Third party	110,772,087	95,322,031	63,299,455	9,206,524
Other service fees	111,090,051	199,568,639	84,669,810	12,314,714
Related party	17,015,845	117,757,338	28,301,887	4,116,339
Third party	94,074,206	81,811,301	56,367,923	8,198,375
Total revenues	1,131,426,133	1,712,703,256	1,326,067,405	192,868,505

Summary of intangible assets estimated useful lives

Estimated Useful Lives in Years
Customer contracts	3.5 yeas
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life